Statements Of Cash Flows (The Frontier Fund) (The Frontier Fund [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
The Frontier Fund [Member]
Cash Flows from Operating Activities:
Net increase/(decrease) in capital resulting from operations	$ (25,348,280)	$ 90,880,013	$ (28,845,555)
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Net change in open trade equity, at fair value	28,511,425	(6,846,087)	24,190,631
Net unrealized gain/(loss) on swap contracts	11,724,468	(14,287,024)	22,000,291
Net realized gain/(loss) on swap contracts	9,630,838	(509,662)	(883,900)
Net unrealized gain/(loss) on U.S. Treasury securities	624,520	(1,842,780)	4,056,172
Net realized (gain)/loss on U.S. Treasury securities	(185,594)	555,749	475,991
Net increase in payments from Managing Owner	(390,589)
Net realized (gain)/loss on investment in Berkeley Quantitative Colorado Fund, LLC	135,775
Net unrealized (gain)/loss on investment in Berkeley Quantitative Colorado Fund, LLC	2,238,083	(157,099)
(Purchases) sales of:
Sales of swap contracts	66,705,656	9,250,733	3,231,840
(Purchases) of swap contracts	(7,004,112)	(18,184,063)	(42,465,133)
(Purchases) of U.S. Treasury securities, at fair value		(63,268,374)
Sales of custom time deposits	90,119,989
(Purchases) of custom time deposits			(111,179,807)
Sale of certificates of deposit			85,123,779
Sale of Berkeley Quantitative Colorado Fund LLC	1,512,397
Purchase of Berkeley Quantitative Colorado Fund, LLC		(10,000,000)
Increase and/or decrease in:
Receivable from futures commission merchants	57,688,055	(93,266,222)	(73,735,646)
Change in control of ownership - trading companies		(11,390,610)
Contributions to trading companies		10,239,857
Distributions from trading companies	(7,871)
Prepaid service fees	356,824	651,267	430,928
Interest receivable	(7,833)	544	(546)
Receivable from related parties		4,915	41,251
Other assets	(76,633)	(19,614)	80,509
Incentive fees payable to Managing Owner	(5,489,678)	5,616,497	(743,699)
Management fees payable to Managing Owner	(14,526)	466,598	563,077
Interest payable to Managing Owner	123,890	305,775	173,094
Trading fees payable to Managing Owner	5,849	395,587	272,679
Trailing service fees payable to Managing Owner	98,856	322,176	266,390
Payables to related parties	(214,272)	216,005
Other liabilities	(21,498)	19,269	(195,355)
Net cash provided by (used in) operating activities	230,715,739	(100,846,550)	(117,332,813)
Cash Flows from Financing Activities:
Proceeds from sale of units	103,879,050	172,670,747	249,405,648
Payment for redemption of units	(327,022,629)	(119,428,204)	(92,780,418)
Pending owner additions	(581,868)	(2,677,385)	661,284
Redemptions payable	2,469,961	249,337	380,156
Net cash provided by (used in) financing activities	(221,255,486)	50,814,495	157,666,670
Net Increase (Decrease) in cash and cash equivalents	9,460,253	(50,032,055)	40,333,857
Cash and cash equivalents, beginning of year or period	17,992,550	68,024,605	27,690,748
Cash and cash equivalents, end of year or period	$ 27,452,803	$ 17,992,550	$ 68,024,605